SEGMENT INFORMATION - Earnings from Equity Accounted Investment and Interest Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Share of net earnings from equity accounted investments	$ 331	$ 192	$ 610	$ 418
Interest expense	(879)	(858)	(1,705)	(1,798)
Office
Disclosure of operating segments [line items]
Share of net earnings from equity accounted investments	190	43	306	104
Interest expense	(199)	(193)	(395)	(379)
Retail
Disclosure of operating segments [line items]
Share of net earnings from equity accounted investments	120	107	256	224
Interest expense	(158)	(182)	(332)	(367)
LP Investments
Disclosure of operating segments [line items]
Share of net earnings from equity accounted investments	21	42	48	90
Interest expense	(436)	(391)	(813)	(857)
Corporate
Disclosure of operating segments [line items]
Share of net earnings from equity accounted investments	0	0	0	0
Interest expense	$ (86)	$ (92)	$ (165)	$ (195)